Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring Charge
Summary of restructuring charges

Restructuring activity was as follows (in thousands):

		Contractual obligations
	Workforce	and other
	reduction	termination costs	Total
Balance as of March 31, 2017	$—	$—	$—
Restructuring charge	458	594	1,052
Cash payments	(458)	(119)	(577)
Balance as of September 30, 2017	$—	$475	$475

Expenses related to the restructure are included in the restructuring charges line on the condensed consolidated statements of operations and comprehensive loss and the remaining liability is included in accrued expenses and other on the condensed consolidated balance sheet consisting of (in thousands):

		Facility related
	Workforce	and other
	reduction	termination costs	Total
Balance as of December 31, 2015	$—	$—	$—
Restructuring charge	561	115	676
Non-cash settlements	—	(46)	(46)
Cash payments	(561)	(64)	(625)
Balance as of December 31, 2016	$—	$5	$5